Recoverable Cash Advances	6 Months Ended
Jun. 30, 2023
Text Block [Abstract]
Recoverable Cash Advances
2.5.13	Recoverable Cash Advances

	As at June 30,	As at December 31,
(€‘000)	2023	2022
Non-Current portion	4 486	4 584
Current portion	763	437

Total Recoverable Cash Advances	5 249	5 021

The change in the recoverable cash advances liability at the statement of financial position date mainly reflects both the new grants received in current year as well as the remeasurement of the liability at amortized cost, based on the Group’s updated business plan and related cash flow projections (see note 2.5.6). The year-end
balance also captures the repayments of contractual turnover independent lump sums to the Walloon Region (mainly relating to
C-Cathez
agreements).
As documented in the notes 2.5.6 and 2.5.8, Management had to conclude that the possibility of any cash flow, associated with CAR
T-cell
and NKG2D-based therapies are remote and thus the fair value of the sales dependent liability is estimated to be zero, similar to December 31, 2022.
In the second half of 2023 and beyond, the Group will have to make exploitation decisions on the remaining RCAs (agreements numbered 8212, 8436 and 8516).